Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Summary of leases information
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Right-of-use asset
Office building	193	645
Total	193	645
Lease liability
Current	330	657
Total	330	657

Summary of carrying amount of right-of-use assets
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Opening carrying amount	-	193
Addition	443	1,165
Termination of leases		(193)
Amortization	(250)	(520)
Closing carrying amount	193	645

Summary of carrying amount of lease liabilities
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Opening balance	-	330
Addition	443	1,165
Lease payments	(130)	(547)
Accretion of interest	17	39
Termination of leases	-	(330)
Closing balance	330	657

Summary of statements of operations and other comprehensive loss
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Amortization of right-of-use asset	250	520
Interest expense	17	39

Summary of weighted-average remaining lease term and the weighted-average discount rate of leases
	As of December 31,
	2024	2025
Weighted-average remaining lease term	0.8 year	1.0 year
Weighted-average discount rate	4.75%	3.95%

Summary of maturity of lease liability
12 months ending December 31,
2026
Total lease payments	677
Less: imputed interest	(20)
Total lease liability	657